Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 28, 2025		Sep. 29, 2024		Sep. 28, 2025		Sep. 29, 2024		Dec. 29, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 70,005	[1]	$ 5,536	[1]	$ 220,269	[1]	$ 20,068	[1]	$ 108,742		$ 87,616
Cost of revenues	37,965		8,693		126,970		21,834		69,240		69,828
Gross profit (loss)	32,040		(3,157)		93,299		(1,766)		39,502		17,788
Operating expenses:
Sales commissions	7,534		7,270		24,273		11,691		24,590		31,127
Sales and marketing	6,467		1,093		21,764		3,762		6,827		6,920
General and administrative	21,483		18,450		52,382		29,789		76,594		32,099
Total operating expenses	35,484		26,813		98,419		45,242		108,011		70,146
Loss from continuing operations	(3,444)		(29,970)		(5,120)		(47,008)		(68,509)		(52,358)
Interest expense	(8,104)	[2]	(2,338)	[2]	(23,258)	[2]	(8,230)	[2]	(16,223)	[1]	(14,033)	[1]
Interest income			86		3		102		19		36
Other expense, net	(4,256)	[3]	(65,684)	[3]	(1,724)	[3]	(66,234)	[3]	7,932	[2]	(29,862)	[2]
Gain on troubled debt restructuring	19,800				19,800				22,337	[3]		[3],[4]
Gain on extinguishment of debt			19,948				19,948
Total other expense, net	(12,360)		(47,988)		(24,979)		(54,414)		14,065		(43,859)
Loss from continuing operations before income taxes	(15,804)		(77,958)		(30,099)		(101,422)		(54,444)		(96,217)
Income tax (provision)							(11)				20
Net loss from continuing operations	(15,804)		(77,958)		(30,099)		(101,433)		(54,444)		(96,197)
Loss from discontinued operations, net of tax	(1,100)				(1,100)		(2,007)		(2,007)		(25,853)
Impairment loss from discontinued operations											(147,505)
Net loss from discontinued operations, net of taxes	(1,100)				(1,100)		(2,007)		(2,007)		(173,358)
Net loss	(16,904)		(77,958)		(31,199)		(103,440)		(56,451)		(269,555)
Other comprehensive income:
Foreign currency translation adjustment							22				116
Comprehensive loss (net of tax)	$ (16,904)		$ (77,958)		$ (31,199)		$ (103,418)		$ (56,451)		$ (269,439)
Net loss from continuing operations per share attributable to common stockholders, basic (in Dollars per share)	$ (0.19)		$ (1.03)		$ (0.37)		$ (1.64)		$ (0.82)		$ (3.89)
Net loss from continuing operations per share attributable to common stockholders, diluted (in Dollars per share)	(0.19)		(1.03)		(0.37)		(1.64)		(1.19)		(3.89)
Net loss from discontinued operations per share attributable to common stockholders, basic (in Dollars per share)	(0.01)				(0.01)		(0.03)		(0.03)		(1.05)
Net loss from discontinued operations per share attributable to common stockholders, diluted (in Dollars per share)	(0.01)				(0.01)		(0.03)		(0.03)		(1.05)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	(0.2)		(1.03)		(0.38)		(1.67)		(0.85)		(4.94)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.2)		$ (1.03)		$ (0.38)		$ (1.67)		$ (1.22)		$ (4.94)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic (in Shares)	84,904,228		75,348,627		82,036,790		61,868,747		66,655,837		24,723,370
Weighted-average shares used to compute net loss per share attributable to common stockholders, diluted (in Shares)	84,904,228		75,348,627		82,036,790		61,868,747		75,793,548		24,723,370
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic (in Shares)	84,904,228		75,348,627		82,036,790		61,868,747		75,793,548		24,723,370
Loss on issuance of derivative liabilities			$ (3,000)				$ (3,000)
(Loss) gain on remeasurement of derivative liabilities (Note 9 – Borrowings and Derivative Liabilities)	(300)		(22,800)		1,800		(22,800)
Gain (loss) due to change in fair value of Forward Purchase Agreements			2,800		100		1,800
Loss on conversion of SAFE Agreements to common stock							(1,300)
Change in fair value of SAFE Agreement	(100)		(900)		(100)		(900)		$ 337	[5]	$ (3,906)	[5]
(Loss) gain due to change in fair value of Carlyle warrants							$ 2,900

[1]	Revenue is net of dealer fees attributable to related party of $0.3 million and $1.6 million in the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Revenue is net of dealer fees attributable to related party of $1.6 million in each of the thirteen and thirty-nine week periods ended September 29, 2024. Refer to Note 16 – Related Party Transactions for details.
[2]	Includes related party interest expense and amortization of debt issuance costs of $1.8 million and $1.5 million in the thirteen week periods ended September 28, 2025, and September 29, 2024, respectively. Includes related party interest expense and amortization of debt issuance costs of $5.4 million and $5.6 million in the thirty-nine weeks periods ended September 28, 2025, and September 29, 2024, respectively.
[3]	Includes the following related party transactions (in millions):
[4]	Gain includes $12.5 million with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[5]	Includes income of $0.1 million and $9.1 million of other expenses for the fiscal years ended December 29, 2024, and December 31, 2023, for the change in fair value of FPAs entered into with related parties.